Financial assets and liabilities - Net debt and available liquidity (Details) € in Millions, £ in Millions, $ in Millions	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 USD ($)	Nov. 29, 2019	Nov. 14, 2019	Nov. 01, 2019 USD ($)	Oct. 31, 2019 USD ($)	Aug. 13, 2019	Aug. 12, 2019	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 USD ($)	Jul. 31, 2018	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Financial assets and liabilities
Amount drawn			$ 5,942									$ 7,935
Undrawn amount			664									640
Deferred debt issue costs and bond premium/discount			(32)									(56)
Net borrowings			5,910									7,879
Cash and cash equivalents			(614)									(530)		$ (784)	$ (813)
Derivative financial instruments used to hedge foreign currency and interest rate risk			32									113
Net debt			5,328									7,462		$ 7,825
Available Liquidity			1,278									1,170
Stated interest rate									5.25%
2.750% Senior Secured Notes due 2024
Financial assets and liabilities
Maximum amount drawable - Notes | €	€ 741									€ 750
Amount drawn	€ 741		$ 832							€ 750		$ 859
Stated interest rate	2.75%	2.75%	2.75%				2.75%			2.75%	2.75%	2.75%
4.625% Senior Secured Notes due 2023
Financial assets and liabilities
Maximum amount drawable - Notes												$ 1,000
Amount drawn												$ 1,000
Stated interest rate	4.625%	4.625%	4.625%		4.625%					4.625%	4.625%	4.625%
4.125% Senior Secured Notes due 2023
Financial assets and liabilities
Maximum amount drawable - Notes | €										€ 440
Amount drawn										€ 440		$ 504
Stated interest rate	4.125%	4.125%	4.125%		4.125%					4.125%	4.125%	4.125%
2.125% Senior Secured Notes due 2026
Financial assets and liabilities
Maximum amount drawable - Notes | €	€ 439
Amount drawn	€ 439		$ 493
Stated interest rate	2.125%	2.125%	2.125%				2.125%		2.125%	2.125%	2.125%	2.125%
4.125% Senior Secured Notes due 2026
Financial assets and liabilities
Maximum amount drawable - Notes			$ 500
Amount drawn			$ 500
Stated interest rate	4.125%	4.125%	4.125%				4.125%		4.125%	4.125%	4.125%	4.125%
4.250% Senior Secured Notes due 2022
Financial assets and liabilities
Maximum amount drawable - Notes			$ 695									$ 715
Amount drawn			$ 695									$ 715
Stated interest rate	4.25%	4.25%	4.25%				4.25%			4.25%	4.25%	4.25%
4.750% Senior Notes due 2027
Financial assets and liabilities
Maximum amount drawable - Notes | £		£ 400									£ 400
Amount drawn		£ 400	$ 528								£ 400	$ 512
Stated interest rate	4.75%	4.75%	4.75%							4.75%	4.75%	4.75%
6.000% Senior Notes due 2025
Financial assets and liabilities
Maximum amount drawable - Notes			$ 1,700									$ 1,700
Amount drawn			1,700									1,700
Amount drawn			$ 1,708									$ 1,685
Stated interest rate	6.00%	6.00%	6.00%							6.00%	6.00%	6.00%
7.250% Senior Notes due 2024
Financial assets and liabilities
Maximum amount drawable - Notes												$ 1,650
Amount drawn												$ 1,650
Stated interest rate	7.25%	7.25%	7.25%					7.25%		7.25%	7.25%	7.25%
6.750% Senior Notes due 2024
Financial assets and liabilities
Maximum amount drawable - Notes | €										€ 750
Amount drawn										€ 750		$ 859
Stated interest rate	6.75%	6.75%	6.75%	6.75%						6.75%	6.75%	6.75%
5.250% Senior Notes due 2027
Financial assets and liabilities
Maximum amount drawable - Notes			$ 800
Amount drawn			$ 800
Stated interest rate	5.25%	5.25%	5.25%							5.25%	5.25%	5.25%
6.000% Senior Notes due 2021
Financial assets and liabilities
Stated interest rate													6.00%
Global Asset Based Loan Facility
Financial assets and liabilities
Maximum amount drawable			$ 663			$ 700	$ 850					$ 739
Amount drawn												100
Undrawn amount			663									639
Lease obligations
Financial assets and liabilities
Amount drawn			364
Finance lease obligations
Financial assets and liabilities
Amount drawn												36
Other borrowings
Financial assets and liabilities
Amount drawn			22									15
Undrawn amount			1									1
Aggregate continuing and discontinued operations
Financial assets and liabilities
Cash and cash equivalents			$ (614)									$ (530)